FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2008

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                              Name: Philip C. Timon

   Address: 223 Wilmington-West Chester Pike, Suite 108, Chadds Ford, PA 19317
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                         Form 13F File Number: 028-11895
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Philip C. Timon
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Title:   Investment Manager
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Phone:   484-352-1110
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Signature, Place, and Date of Signing:

/s/ Philip C. Timon                    Chadds Ford, PA            02/12/2009
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   13
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Form 13F Information Table Value Total:   $ 28,593 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                December 31, 2008


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    Column 1                    Column 2      Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                      Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class        CUSIP         (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
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
ABAXIS INC                        COM          002567105     $ 3,255     203,050   SH         SOLE                203,050
ALLEGIANT TRAVEL CO               COM          01748X102     $   942      19,400   SH         SOLE                 19,400
AMERICAN APPAREL INC              COM          023850100     $   274     137,661   SH         SOLE                137,661
CRAWFORD & CO                     CL A         224633206     $   572      84,900   SH         SOLE                 84,900
EHEALTH INC                       COM          28238P109     $ 4,073     306,685   SH         SOLE                306,685
FORWARD AIR CORP                  COM          349853101     $ 1,535      63,259   SH         SOLE                 63,259
GENTEX CORP                       COM          371901109     $ 1,633     184,900   SH         SOLE                184,900
ITT EDUCATIONAL SERVICES INC      COM          45068B109     $ 4,979      52,419   SH         SOLE                 52,419
LIFE TIME FITNESS INC             COM          53217R207     $ 3,680     284,153   SH         SOLE                284,153
OPTIONSXPRESS HLDGS INC           COM          684010101     $ 1,563     117,000   SH         SOLE                117,000
QUANTA SVCS INC                   COM          74762E102     $   471      23,800   SH         SOLE                 23,800
TNS INC                           COM          872960109     $ 3,622     385,779   SH         SOLE                385,779
VERIFONE HLDGS INC                COM          92342Y109     $ 1,994     406,900   SH         SOLE                406,900